FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		March 31,	December 31,
Description	Level	2021	2020
Assets:
Marketable securities held in Trust Account	1	$697,018,229	$696,957,196

Liabilities:
Warrant liability-Public Warrants	1	33,810,000	45,310,000
Warrant liability-Private Placement Warrants	3	26,702,000	32,548,000
Prosus Agreement liability	3	24,532,413	50,481,190
Conversion option liability	3	1,632,013	1,604,359

The derivative instruments were accounted for as liabilities in accordance with ASC 815-40 and are measured at fair value at inception and on a recurring basis, with changes in fair value recorded in the consolidated statement of operations.

At issuance, the Warrant Liability for Public Warrants and Private Placement Warrants were valued as of June 26, 2019 using a Monte Carlo simulation and Black Scholes model, respectively, which are considered to be a Level 3 fair value measurements. Subsequent to the Public Warrants detachment from the Units, the Public Warrants are valued based on quoted market price, under ticker CCX WS, which is a Level 1 fair value.

The Monte Carlo simulation’s primary unobservable input utilized in determining the fair value of the Warrants is the probability of consummation of the Business Combination. The probability assigned to the consummation of the Business Combination was 80% which was estimated based on the observed success rates of business combinations for special purpose acquisition companies. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target.

As of issuance and March 31, 2021, the estimated fair value of Warrant Liability–Private Placement Warrants were determined using a Black-Scholes valuation and based on the following significant inputs:

	At	As of March 31,
	issuance	2021
Exercise price	$11.50	$11.50
Stock price	$9.68	$10.00
Volatility	16.5%	25%
Probability of completing a Business Combination	80.0%	90%
Term	5.33	5.08
Risk-free rate	1.86%	0.94%
Dividend yield	0.0%	0.0%

At inception, the Prosus Agreement Liability consisted of two components: a commitment for the First Step Investment and an option for the Second Step Investment. Subsequent to Prosus exercising its Second Step Investment option, the Prosus Agreement Liability represented a commitment. The commitment and option were valued using forward contract valuation methodology and a Black Scholes model, respectively. Both valuation methodologies were considered to be Level 3 fair value measurements. As of inception and March 31, 2021, the estimated fair value of Prosus Agreement Liability was determined based on the following significant inputs:

	At		As of March 31,
	inception		2021
Exercise price	$400.0	M	$500.0	M
Underlying value	$436.8	M	$524.5	M
Volatility	40.0%		N/A
Term	0.55		0.08
Risk-free rate	0.12%		0.08%
Dividend yield	0.00%		N/A

The Conversion option liability was valued using a Black Scholes model, which was considered to be a Level 3 fair value measurement. At inception and March 31, 2021, the estimated fair value of Conversion option liability was determined based on the following significant inputs:

	At		As of March 31,
	issuance		2021
Exercise price	$1.00		$1.00
Underlying warrant value	$1.92	*	$2.09	*
Volatility	125.0%		115.0%
Number of Class A Shares	1.5	M%	1.5	M%
Term	0.28		0.08
Risk-free rate	0.09%		0.01%
Dividend yield	0.0%		0.0%

*The underlying warrant value equals the calculated fair value of the private placement warrants as of each date presented and determined based on the following significant inputs:

	At	As of March 31,
	issuance	2021
Exercise price	$11.50	$11.50
Stock price	$9.97	$10.00
Volatility	30.0%	25%
Probability of completing a Business Combination	85.0%	90%
Term	5.28	5.08
Risk-free rate	0.41%	0.94%
Dividend yield	0.0%	0.0%

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public
	Warrants	Warrants	Warrant Liabilities
January 1, 2021	$32,548,000	$45,310,000	$77,858,000
Change in valuation inputs or other assumptions	(5,846,000)	(11,500,000)	(17,346,000)
Fair value as of March 31, 2021	26,702,000	33,810,000	60,512,000

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy.

NOTE 11. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:    Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:    Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:    Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,	December 31,
Description	Level	2020	2019

Assets:
Cash and marketable securities held in Trust Account	1	$696,957,196	$695,295,418

Liabilities:
Warrant Liabilities–Public Warrants	1	45,310,000	32,660,000
Warrant Liabilities–Private Placement Warrants	3	32,548,000	23,700,000
Prosus subscription agreement liability	3	50,481,190	—
Conversion option liability	3	1,604,359	—

The Derivative Instruments were accounted for as liabilities in accordance with ASC 815-40 and are measured at fair value at inception and on a recurring basis, with changes in fair value recorded in the statement of operations.

The Warrants were valued as of July 1, 2019 using a Monte Carlo simulation, which is considered to be a Level 3 fair value measurement. The Monte Carlo simulation's primary unobservable input utilized in determining the fair value of the Warrants is the probability of consummation of the Business Combination. The probability assigned to the consummation of the Business Combination was 80% which was estimated based on the observed success rates of business combinations for special purpose acquisition companies. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable 'blank-check' companies without an identified target. The subsequent measurements of the Public Warrants after the detachment of the Public Warrants from the Units is classified as Level 1 due to the use of an observable market quote in an active market under the ticker CVII.WS.

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of April 11, 2019 (inception)	$—	$—	$—
Initial measurement on July 1, 2019	15,800,000	22,310,000	38,110,000
Change in valuation inputs or other assumptions	7,900,000	10,350,000	18,250,000
Fair value as of December 31, 2019	23,700,000	32,660,000	56,360,000
Change in valuation inputs and other assumptions	8,848,000	12,650,000	21,498,000
Fair value as of December 31, 2020	$32,548,000	$45,310,000	$77,858,000